Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Laboratory Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years